Reconciliation of Financial Statements to the Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 029
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule of Reconciliation of Net Assets Available for Benefits
The following is a reconciliation of net change in net assets per the Plans’ financial statements to the Form 5500:

	Year Ended December 31, 2025
	Salaried Plan	Hourly Plan

Net increase before transfers from (to) other qualified plans	$237,301,172	$97,653,610
Change in deemed distributions	1,247,689	1,846,350
Net increase in net assets per the Form 5500	$238,548,861	$99,499,960
8.    Reconciliation of Financial Statements to the Form 5500 (continued)

The following is a reconciliation of net assets available for benefits per the Plans’ financial statements to the Form 5500 at December 31, 2024:

	December 31, 2024
	Salaried Plan	Hourly Plan

Net assets available for benefits per the financial statements	$2,315,691,935	$703,393,387
Amounts allocated to deemed distributions	(1,247,688)	(1,846,350)
Net assets available for benefits per the Form 5500	$2,314,444,247	$701,547,037

EBP 030
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule of Reconciliation of Net Assets Available for Benefits
The following is a reconciliation of net change in net assets per the Plans’ financial statements to the Form 5500:

	Year Ended December 31, 2025
	Salaried Plan	Hourly Plan

Net increase before transfers from (to) other qualified plans	$237,301,172	$97,653,610
Change in deemed distributions	1,247,689	1,846,350
Net increase in net assets per the Form 5500	$238,548,861	$99,499,960
8.    Reconciliation of Financial Statements to the Form 5500 (continued)

The following is a reconciliation of net assets available for benefits per the Plans’ financial statements to the Form 5500 at December 31, 2024:

	December 31, 2024
	Salaried Plan	Hourly Plan

Net assets available for benefits per the financial statements	$2,315,691,935	$703,393,387
Amounts allocated to deemed distributions	(1,247,688)	(1,846,350)
Net assets available for benefits per the Form 5500	$2,314,444,247	$701,547,037